FINANCING AND LOANS - Composition of loans and financing by currency and indexer (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCING AND LOANS
Balance	R$ 45,121,791	R$ 45,620,428
Proportion of debt (as percent)	100.00%	100.00%
Foreign Currency
FINANCING AND LOANS
Balance	R$ 11,412,331	R$ 12,091,855
Proportion of debt (as percent)	25.00%	27.00%
EURO
FINANCING AND LOANS
Balance	R$ 230,144	R$ 203,712
Proportion of debt (as percent)	1.00%	0.00%
IENE
FINANCING AND LOANS
Balance	R$ 32,408	R$ 92,353
Other
FINANCING AND LOANS
Balance	1,574	1,304
Domestic currency
FINANCING AND LOANS
Balance	R$ 25,275,099	R$ 26,332,078
Proportion of debt (as percent)	56.00%	58.00%
No index
FINANCING AND LOANS
Balance	R$ 8,434,363	R$ 7,196,495
Proportion of debt (as percent)	19.00%	16.00%
No index | USD
FINANCING AND LOANS
Balance	R$ 9,307,980	R$ 9,242,584
Proportion of debt (as percent)	21.00%	20.00%
LIBOR | USD
FINANCING AND LOANS
Balance	R$ 1,840,224	R$ 2,551,902
Proportion of debt (as percent)	4.00%	6.00%
CDI (Interbank Deposit Certificate) | Domestic currency
FINANCING AND LOANS
Balance	R$ 12,159,697	R$ 12,701,548
Proportion of debt (as percent)	27.00%	28.00%
IPCA (consumer price index) | Domestic currency
FINANCING AND LOANS
Balance	R$ 369,100	R$ 531,933
Proportion of debt (as percent)	0.00%	1.00%
TJLP (long-term interest rate) | Domestic currency
FINANCING AND LOANS
Balance	R$ 6,809,224	R$ 10,063,827
Proportion of debt (as percent)	15.00%	22.00%
SELIC (Special Settlement and Custody System) | Domestic currency
FINANCING AND LOANS
Balance	R$ 1,782,785	R$ 1,675,353
Proportion of debt (as percent)	4.00%	4.00%
Other | Domestic currency
FINANCING AND LOANS
Balance	R$ 4,154,293	R$ 1,359,417
Proportion of debt (as percent)	9.00%	3.00%